Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	GFI
Entity Registrant Name	GOLD FIELDS LTD
Entity Central Index Key	0001172724
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	770,517,918